Company Business - Summary of Significant Investments in Subsidiaries (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2019
Disclosure Of Parent Entity Information [line items]
Country of incorporation	Mexico
Farmacias Yza [member]
Disclosure Of Parent Entity Information [line items]
Percent of ownership interest	18.60%
Grupo Socofar [member]
Disclosure Of Parent Entity Information [line items]
Percent of ownership interest	60.00%